Events after the reporting period (Details) - EUR (€)				12 Months Ended
	Dec. 22, 2023	Dec. 15, 2023	May 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Events after the reporting period
Compliance issue	6 months
Cure Period		6 months
Purchase orders cancelled.				€ 2,000,000.0
Raw materials and tooling purchased in advance				1,000,000.0
Minimum
Events after the reporting period
Write-offs and damages from the shutdown of production				16,000,000
Maximum
Events after the reporting period
Write-offs and damages from the shutdown of production				21,000,000
Executive management (Jurgen Eichner) [Member] | Minimum
Events after the reporting period
Reimbursement amount				300,000	€ 180,000	€ 90,000	€ 30,000
Executive management (Jurgen Eichner) [Member] | Maximum
Events after the reporting period
Reimbursement amount				€ 500,000	€ 200,000	€ 100,000	€ 200,000
NYSE
Events after the reporting period
Extended Dde date			6 months
Additional period may provide for securities			6 months
Employee Supply Agreement [Member] | Toppan [Member]
Events after the reporting period
Transfer of employees.				2 years